[LOGO]

                            International Equity Fund

                               SEMI-ANNUAL REPORT

                                 April 30, 1998

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)

ASSETS:
  Investments in International Equity Portfolio
    (the "Portfolio"), at value (Note 1) .....................     $ 27,230,231
  Receivables:
    For fund shares sold .....................................          250,000
    From administrator .......................................           43,879
  Deferred organization expenses (Note 1) ....................           10,659
                                                                   ------------
            Total Assets .....................................       27,534,769
                                                                   ------------
LIABILITIES:
  Payables for:
     Shareholder servicing/eligible institution
       fees (Note 2) .........................................            5,560
     Administrative fee (Note 2) .............................            2,224
     Accrued expenses and other liabilities ..................            8,990
                                                                   ------------
             Total Liabilities ...............................           16,774
                                                                   ------------

NET ASSETS ...................................................     $ 27,517,995
                                                                   ============
Net Assets Consist of:
     Paid-in capital .........................................     $ 24,607,202
     Distributions in excess of net investment income ........          (79,202)
     Accumulated net realized loss ...........................         (733,627)
     Net unrealized appreciation .............................        3,723,622
                                                                   ------------

Net Assets ...................................................     $ 27,517,995
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($27,517,995 / 2,504,310 shares)..........................           $10.99
                                                                         ======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)


INVESTMENT INCOME:
  Income:
    Dividend income allocated from Portfolio
      (net of foreign withholding taxes of $25,831) ............    $   109,287
    Expenses allocated from Portfolio ..........................        (69,849)
                                                                    -----------
        Total Income ...........................................         39,438
                                                                    -----------
  Expenses:
    Shareholder servicing/eligible institution
      fees (Note 2) ............................................         22,977
    Administrative fee (Note 2) ................................         11,489
    Directors' fees and expenses ...............................          3,979
    Miscellaneous ..............................................         30,380
                                                                    -----------
        Total Expenses .........................................         68,825
                                                                    -----------
        Net Investment Loss ....................................        (29,387)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  INTERNATIONAL EQUITY PORTFOLIO (Notes 1 and 3):
      Net realized loss on investments and foreign
        exchange transactions ..................................       (513,254)
      Net change in unrealized appreciation on
        investments and foreign currency translations ..........      4,062,460
                                                                    -----------
          Net Realized and Unrealized Gain .....................      3,549,206
                                                                    -----------
      Net Increase in Net Assets Resulting
        from Operations ........................................    $ 3,519,819
                                                                    ===========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                For the period
                                                 For the six   from June 6, 1997
                                                months ended    (commencement)
                                               April 30, 1998  of operations to
                                                 (unaudited)   October 31, 1997
                                               --------------  -----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment loss .....................   $    (29,387)    $     (1,284)
    Net realized loss on investments
       and foreign exchange transactions ....       (513,254)        (136,513)
    Net change in unrealized appreciation
       (depreciation) on investments
       and foreign currency
       translations .........................      4,062,460         (338,838)
                                                ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations ......................      3,519,819         (476,635)
                                                ------------     ------------
  Dividends declared:
    In excess of net investment income ......        (49,347)            --
    In excess of net realized gains .........        (83,044)            --
                                                ------------     ------------
          Total dividends and distributions
            declared ........................       (132,391)            --
                                                ------------     ------------

  Capital Transactions (Note 4):
    Net proceeds from sales of capital
       stock ................................     18,431,009        7,516,598
    Net asset value of capital stock
       issued to shareholders in
       reinvestment of dividends and
       distributions ........................         62,929             --
    Net cost of capital stock redeemed ......     (1,403,334)            --
                                                ------------     ------------
    Net increase in net assets resulting
       from capital transactions ............     17,090,604        7,516,598
                                                ------------     ------------
          Total increase in net assets ......     20,478,032        7,039,963

NET ASSETS:
  Beginning of period .......................      7,039,963             --
                                                ------------     ------------
  End of period (including distributions
       in excess of net investment
       income and accumulated net
       investment loss of $79,202
       and $468, respectively) ..............   $ 27,517,995     $  7,039,963
                                                ============     ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                                For the         For the period
                                               six months      from June 6, 1997
                                                 ended          (commencement of
                                             April 30, 1998     operations) to
                                              (unaudited)      October 31, 1997
                                             --------------    -----------------

Net asset value, beginning of period........    $ 9.42              $10.00

Income from investment operations:
    Net investment loss.....................      0.00(1)             0.00(1)
    Net realized and unrealized
      gain (loss)...........................      1.65               (0.58)
Less dividends and distributions
  (Note 1):
    In excess of net investment income  ....     (0.03)                --
    In excess of net realized gains.........     (0.05)                --
                                                ------              ------
    Net asset value, end of period..........    $10.99              $ 9.42
                                                ======              ======

Total Return................................     17.70%(2)           (5.80)%(2)

Ratios/Supplemental Data:
    Net assets, end of period
      (000's omitted).......................   $27,518              $7,040
    Ratio of expenses to average
      net assets............................      1.51%(3,4)          1.36%(3,4)
    Ratio of net investment loss
      to average net assets.................     (0.32)%(3)          (0.06)%(3)

----------
(1)  Less than $0.01
(2)  Not annualized
(3)  Annualized
(4)  Includes the Fund's share of International Equity Portfolio expenses.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street International Equity Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997.

      The Fund invests all of its investable assets in the International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 36% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight line basis over a five year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                                   (unaudited)

Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1998, the Fund incurred $ 11,489 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 1998, the Fund incurred $22,977 for Shareholder Servicing/Eligible Institution fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 1998, the Fund incurred $ 3,979 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:
                                 For the six months ended   For the period ended
                                      April 30, 1998          October 31, 1997
                                  ----------------------     ------------------
Capital stock sold.............         1,894,359                  747,583
Capital stock issued in
  connection with reinvestment
  of dividends and
  distributions................             6,722                        0
Capital stock repurchased......          (144,354)
                                        ---------                  -------
Net increase...................         1,756,727                  747,583
                                        =========                  =======

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

Shares                                                                 Value
-------                                                              -----------

           COMMON STOCKS & WARRANTS (91.4%)

           AUSTRALIA (0.5%)
           ENERGY
 38,350    Woodside Petroleum, Ltd.*..............................   $   250,888
                                                                     -----------

           SERVICES
 83,571    Pasminco Ltd...........................................        88,305
                                                                     -----------
           TOTAL AUSTRALIA .......................................       339,193
                                                                     -----------

           FINLAND (2.9%)
           MULTI-INDUSTRY
 32,280    Nokia AB...............................................     2,163,221
                                                                     -----------
           TOTAL FINLAND .........................................     2,163,221
                                                                     -----------

           FRANCE (14.2%)
           BANKING
 18,680    Banque Nationale de Paris C.I. ........................     1,575,571
 10,090    Compagnie Financiere de Paribas........................     1,074,297
  6,330    Societe Generale SA*...................................     1,318,443
                                                                     -----------
                                                                       3,968,311
                                                                     -----------

           CAPITAL EQUIPMENT
 10,885    Alcatel Alsthom SA.....................................     2,019,094
                                                                     -----------

           ENERGY
 14,000    Elf Aquitaine SA.......................................     1,837,632
 14,000    Total SA...............................................     1,665,280
                                                                     -----------
                                                                       3,502,912
                                                                     -----------

           MEDIA
  2,190    Canal Plus.............................................       380,727
                                                                     -----------

           SERVICES
  3,395    Accor SA...............................................       925,704
                                                                     -----------
           TOTAL FRANCE   ........................................    10,796,748
                                                                     -----------

           GERMANY (6.8%)
           BANKING
 36,790    Commerzbank AG.........................................     1,418,667
 14,410    Deutsche Pfandbrief-und Hypothekenbank AG*.............     1,112,137
                                                                     -----------
                                                                       2,530,804
                                                                     -----------

           CAPITAL EQUIPMENT
 12,320    Siemens AG.............................................       720,849
                                                                     -----------

           INSURANCE
    152    Allianz AG (New)*......................................        46,331
  6,120    Allianz AG  Registered.................................     1,882,500
                                                                     -----------
                                                                       1,928,831
                                                                     -----------
           TOTAL GERMANY .........................................     5,180,484
                                                                    -----------

           INDIA (0.4%)
           FINANCE
 10,850    Industrial Credit & Investment  Corp.
             of India, Ltd........................................        28,221
                                                                     -----------

           MATERIALS
 40,861    Indo Gulf Fertilisers and
             Chemicals Corp., Ltd. GDR............................        46,990
 44,600    Reliance Industries, Ltd...............................       214,830
                                                                     -----------
                                                                         261,820
                                                                     -----------
           TOTAL INDIA ...........................................       290,041
                                                                     -----------

           IRELAND (2.6%)
           BANKING
 50,000    Allied Irish Banks, Plc................................       687,862
                                                                     -----------

           CONSUMER NON-DURABLES
400,000    Waterford Wedgewood, Plc...............................       668,209
                                                                     -----------

           PHARMACEUTICALS
 10,000    Elan Corp., Plc. ADR*..................................       621,250
                                                                     -----------
           TOTAL IRELAND .........................................     1,977,321
                                                                     -----------

           ITALY (6.0%)
           ENERGY
206,600    Ente Nazionale Idrocarbun SpA (ENI)*...................     1,384,448
                                                                     -----------

           TELECOMMUNICATIONS
114,100    Telecom Italia SpA.....................................       859,607
404,100    Telecom Italia Mobile SpA..............................     2,315,074
                                                                     -----------
                                                                       3,174,681
                                                                     -----------
           TOTAL ITALY ................. .........................     4,559,129
                                                                     -----------

           JAPAN (10.2%)
           BANKING
115,000    Long-Term Credit Bank of Japan, Ltd....................       188,567
 14,000    Sumitomo Trust & Banking Co., Ltd. ....................        73,205
                                                                     -----------
                                                                         261,772
                                                                     -----------

                          INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)

Shares                                                                 Value
-------                                                              -----------

           CAPITAL EQUIPMENT
    280    Fujikura,  Ltd. (Warrants)*............................   $     7,837
                                                                     -----------

           COMPUTER SOFTWARE
 13,000    Meitec Corp............................................       427,308
                                                                     -----------

           CONSUMER ELECTRONICS
  8,000    Canon, Inc.............................................       189,211
  5,000    Sony Corp..............................................       415,974
                                                                     -----------
                                                                         605,185
                                                                     -----------

           CONSUMER GOODS
 45,000    Kirin Brewery Co., Ltd.................................       392,738
 30,000    Suzuki Motor Corp......................................       257,972
                                                                     -----------
                                                                         650,710
                                                                     -----------

           CONSUMER NON-DURABLES
  6,000    Fuji Photo Film Co.....................................       213,541
  4,500    Nintendo Co., Ltd......................................       406,680
                                                                     -----------
                                                                         620,221
                                                                     -----------

           ELECTRIC COMPONENTS
  3,400    Kyocera Corp...........................................       178,298
  9,000    Matsushita Communications Industrial Co., Ltd..........       265,907
 30,000    Minebea Co., Ltd.......................................       335,499
  4,000    Rohm Co., Ltd..........................................       449,751
  4,000    TDK Corp...............................................       316,155
                                                                     -----------
                                                                       1,545,610
                                                                     -----------
           FINANCE
  5,600    Orix Corp..............................................       387,185
                                                                     -----------

           MATERIALS
 17,000    Bridgestone Corp.......................................       387,940
 25,000    Kurita Water Industries, Ltd...........................       275,238
                                                                     -----------
                                                                         663,178
                                                                     -----------

           MULTI-INDUSTRY
153,274    Prospect Japan Fund ...................................       498,141
                                                                     -----------

           PHARMACEUTICALS
 20,000    Eisai Co., Ltd.........................................       287,139
 26,000    Santen Pharmaceutical Co., Ltd........ ................       258,350
 12,000    Yamanouchi Pharmaceutical Co., Ltd................... .       283,814
                                                                     -----------
                                                                         829,303
                                                                     -----------

           PRECISION INSTRUMENTS
 11,000    Hoya Corp..............................................       364,062
                                                                     -----------

           RETAIL
  4,000    Ito-Yokato Co., Ltd....................................       207,042
                                                                     -----------

           SERVICES
  9,900    Benesse Corp...........................................       320,175
  3,000    Credit Saison Co., Ltd.................................        65,060
     30    Credit Saison Co., Ltd. (Warrants)*....................        46,500
  3,300    Nichiei Co., Ltd.......................................       256,838
                                                                     -----------
                                                                         688,573
                                                                     -----------
           TOTAL JAPAN ...........................................     7,756,127
                                                                     -----------

           NETHERLANDS (5.8%)
           CONSUMER GOODS
  5,500    Heineken NV............................................     1,275,829
                                                                     -----------

           ENERGY
 28,000    Royal Dutch Petroleum Co...............................     1,583,750
                                                                     -----------

           FINANCE
 10,500    Fortis Amev NV.........................................       614,376
                                                                     -----------

           MATERIALS
  4,695    Akzo Nobel NV..........................................       955,223
                                                                     -----------
           TOTAL NETHERLANDS......................................     4,429,178
                                                                     -----------

           SPAIN (8.9%)
           ENERGY
 28,500    Repsol S.A.............................................     1,562,541
                                                                     -----------

           FINANCE
 34,040    Banco Bilbao Vizcaya, S.A. ............................     1,799,225
 34,250    Banco Santander S.A....................................     1,763,099
                                                                     -----------
                                                                       3,562,324
                                                                     -----------

           UTILITIES
 37,720    Telefonica de Espana S.A. .............................     1,575,175
 31,230    Telefonica de Espana S.A. (Rights)*....................        24,607
                                                                     -----------
                                                                       1,599,782
                                                                     -----------
           TOTAL SPAIN ...........................................     6,724,647
                                                                     -----------

                          INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)

Shares                                                                 Value
-------                                                              -----------

           SWEDEN (5.0%)
           CAPITAL EQUIPMENT
 32,300    Ericsson (LM) Telephone Co., Class 'B'.................   $ 1,702,196
                                                                     -----------

           CONSUMER DURABLES
 13,920    Electrolux AB (B free).................................     1,294,549
                                                                     -----------

           FINANCE
 11,400    Skandia Foersaekrings AB...............................       793,671
                                                                     -----------
           TOTAL SWEDEN ..........................................     3,790,416
                                                                     -----------

           SWITZERLAND (8.7%)
           BANKING
  2,334    Credit Suisse Group AG Registered......................       513,309
  1,110    Union Bank of Switzerland..............................     1,787,244
                                                                     -----------
                                                                       2,300,553
                                                                     -----------

           CONSUMER GOODS
    102    Roche Holding AG DRC...................................     1,033,595
                                                                     -----------

           CONSUMER NON-DURABLES
  1,020    Nestle AG Registered...................................     1,978,141
                                                                     -----------

           PHARMACEUTICALS
    802    Norvartis AG Bearer....................................     1,329,807
                                                                     -----------
           TOTAL SWITZERLAND .....................................     6,642,096
                                                                     -----------

           UNITED KINGDOM (19.3%)
           BANKING
 37,000    Barclays, Plc..........................................     1,067,600
 54,000    Land Securities, Plc...................................       964,679
 74,500    Lloyds TSB Group, Plc..................................     1,115,937
                                                                     -----------
                                                                       3,148,216
                                                                     -----------

           CONSUMER GOODS
 60,000    Smithkline Beecham, Plc................................       715,581
100,000    Unilever, Plc..........................................     1,065,510
                                                                     -----------
                                                                       1,781,091
                                                                     -----------

           ENERGY
 90,000    Britsh Petroleum Co., Plc..............................     1,422,631
 71,000    PowerGen, Plc..........................................       959,594
175,000    Shell Transport & Trading Co., Plc.....................     1,302,616
                                                                     -----------
                                                                       3,684,841
                                                                     -----------

           FOOD & BEVERAGES
83,0000    Diageo, Plc............................................       988,499
                                                                     -----------

                 PHARMACEUTICALS
 40,000    Glaxo Wellcome, Plc....................................     1,130,745
                                                                     -----------

           REAL ESTATE
 76,000    British Land Co., Plc. (The)...........................       949,625
                                                                     -----------

           SERVICES
100,000    BAA, Plc...............................................     1,017,838
 55,000    Granada Group, Plc.....................................       947,584
 58,000    Railtrack Group, Plc...................................     1,059,906
                                                                     -----------
                                                                       3,025,328
                                                                     -----------
           TOTAL UNITED KINGDOM ..................................    14,708,345
                                                                     -----------


TOTAL INVESTMENTS (identified cost $55,689,724) (a) ..     91.3%     $69,356,946

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......      8.7        6,597,290
                                                          -----      -----------
NET ASSETS ...........................................    100.0%     $75,954,236
                                                          =====      ===========

----------
*     non-income producing security

(a) The aggregate cost for federal income tax purposes is $55,689,724, the aggregate gross unrealized appreciation is $14,506,429, and the aggregate gross unrealized depreciation is $839,207, resulting in net unrealized appreciation of $13,667,222.

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)


ASSETS:
   Investments in securities, at value (identified
      cost $55,689,724) (Note 1) .............................       $69,356,946
   Cash (including $166,791 in foreign currency) .............         8,557,745
   Receivables:
      For investments sold ...................................         1,091,157
      For forward foreign exchange contracts
        sold (Note 4) ........................................           177,940
      For capital stock sold .................................            50,000
   Dividends and other receivables ...........................           257,057
   Deferred organizational expense  (Note 1) .................             1,706
                                                                     -----------
           Total Assets ......................................        79,492,551
                                                                     -----------

LIABILITIES:
   Payables for:
      Investments purchased ..................................         3,465,505
      Investment advisory fee (Note 2) .......................            40,405
      Administrative fee (Note 2) ............................             2,175
      Foreign withholding taxes ..............................            30,230
                                                                     -----------
           Total Liabilities .................................         3,538,315
                                                                     -----------

NET ASSETS ...................................................       $75,954,236
                                                                     ===========

Net Assets Consist of:
     Paid-in capital .........................................       $62,108,307
     Net unrealized appreciation .............................        13,845,929
                                                                     -----------

Net Assets ...................................................       $75,954,236
                                                                     ===========

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)


INVESTMENT INCOME:
  Income:
     Dividends (net of foreign withholding taxes
        of $78,282) ..........................................     $    331,196
                                                                   ------------
  Expenses:
     Investment advisory fee (Note 2) ........................          196,655
     Expense reimbursement fee (Note 2) ......................           22,690
     Administrative fee (Note 2) .............................           10,588
     Amortization of organization expenses (Note 1) ..........              366
                                                                   ------------
     Total Expenses ..........................................          230,299
                                                                   ------------
         Net Investment Income ...............................          100,897
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
  Net realized loss on investments and
    foreign exchange transactions ............................       (2,358,363)
  Net change in unrealized appreciation on
    investments and foreign currency translations ............       13,437,502
                                                                   ------------
       Net Realized and Unrealized Gain ......................       11,079,139
                                                                   ------------
  Net Increase in Net Assets Resulting from Operations .......     $ 11,180,036
                                                                   ============

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                         For the six months
                                        ended April 30, 1998  For the year ended
                                             (unaudited)       October 31, 1997
                                           ---------------     -----------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ............    $    100,897         $    287,078
      Net realized (loss) gain on
         investments and foreign
         exchange transactions .........      (2,358,363)           1,141,921
      Net change in unrealized
         appreciation (depreciation)
         on investments and foreign
         currency translations .........      13,437,502             (619,599)
                                            ------------         ------------

        Net increase in net assets
           resulting from operations ...      11,180,036              809,400
                                            ------------         ------------

  Capital transactions:
      Proceeds from contributions ......      20,547,284           10,305,094
      Value of withdrawals .............      (1,810,891)          (4,561,135)
                                            ------------         ------------
      Net increase in net assets
         resulting from capital
         transactions ..................      18,736,393            5,743,959
                                            ------------         ------------

          Total increase in net assets .      29,916,429            6,553,359

NET ASSETS:
  Beginning of period ..................      46,037,807           39,484,448
                                            ------------         ------------
  End of period ........................    $ 75,954,236         $ 46,037,807
                                            ============         ============

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                    Selected per share data and ratios for a share outstanding throughout each period
                           (expressed in U.S. dollars)

                                                                                                For the period
                                                       For the six           For the years      April 1, 1995
                                                       months ended        ended October 31,   (commencement of
                                                     April 30, 1998     ---------------------   operations) to
                                                       (unaudited)        1997         1996    October 31, 1995
                                                     ---------------    --------      -------  ----------------
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)..........    $75,954        $46,038       $39,484       $28,191
  Expenses as a percentage of average
      net assets.....................................       0.76%*         0.90%         0.90%         0.90%*
  Ratio of net investment income to average
      net assets.....................................       0.33%*         0.63%         0.68%         1.25%*
  Portfolio turnover rate............................         42%            85%           56%           23%
  Average commission rate paid per share.............    $1.2532        $0.0223       $0.0191        $0.0200

----------
  * Annualized

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                         INTERNATIONAL EQUITY PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

               D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

              E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains.

              F. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Portfolio incurred $196,655 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1998, the Portfolio incurred $10,588 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.76% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $77,533 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $36,531,394 and $21,438,555, respectively. There were no purchases or sales of U.S. government obligations during the period.

                         INTERNATIONAL EQUITY PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

      4. Financial Instruments with Off-Balance Sheet Risk. At April 30, 1998 the Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at April 30, 1998:

                       Contracts      In Exchage     Deliver      Unrealized
                       to deliver        For          Date       Appreciation
                      -----------    -----------     -------     ------------

             JPY      948,000,000    $ 7,419,756     7/16/98      $ 177,940

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This  report  is  submitted  for  the  general   information  of
shareholders  and  is  not   authorized   for   distribution  to
prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.